Other expense information	12 Months Ended
Dec. 31, 2020
Other expense information
Other expense information

22.Other expense information

The aggregate amortization of intangible assets expense for the year ended December 31, 2020 was $27,190  (2019 - $20,133) and was recorded in cost of sales and services.

Depreciation on property and equipment amounted to $63,118 for the year ended December 31, 2020 (2019 -$168,835) and is recorded in selling, general and administrative. Employee benefits totaled $11,801,314 in the year ended December 31, 2020 (2019 - $5,967,563) and included share-based compensation of $4,244,608 (2019 - $171,807). During the year ended December 31, 2020, costs to obtain long term contacts of $161,291 (2019 - $Nil) were recognized to selling, general and administrative expenses.

The Company has been awarded various grants during the year, which were recognized when they became receivable. The grants, received in 2020, are unconditional and amounted to $419,661 (2019 - $261,088). An amount of $365,433 (2019 - $204,525) was recorded as a reduction to the related expenses in research and development, an amount of $54,228 (2019 - $56,563) was recorded as a reduction to the related expenses in selling, general and administrative.

The Company in 2020 applied for an amount of $775,967 in wage subsidy under the CEWS program. An amount of $118,416 was recorded as a reduction to employee compensation under cost of sales and services, $504,339 was recorded as a reduction to employee compensation under selling, general and administrative expenses, and $153,212 was recorded as a reduction to employee compensation under research and development costs.